EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2022 as revised April 29, 2022

1.    The following replaces “Portfolio Managers” in “Management” under “Eaton Vance Tax-Managed Value Fund”:

Portfolio Managers

Aaron S. Dunn, CFA, Vice President of Eaton Vance and BMR, has managed the Portfolio since December 2017 and the Fund since March 1, 2021.

Bradley T. Galko, CFA, Vice President of Eaton Vance and BMR, has managed the Portfolio since February 2020 and the Fund since March 1, 2021.

2.	The following replaces the third paragraph under “Tax-Managed Value Portfolio.” in “Management and Organization”:

Aaron S. Dunn, CFA and Bradley T. Galko, CFA manage the Portfolio and the Fund. Each of Messrs. Dunn and Galko have managed the Fund since March 1, 2021. Mr. Dunn has served as portfolio manager of the Portfolio since December 2017 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and BMR and has been with Eaton Vance for more than five years. Mr. Galko has served as portfolio manager of the Portfolio since February 2020 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and BMR and has been with Eaton Vance for more than five years.

September 30, 2022	41264 9.30.22

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John H. Croft(1)
Registered Investment Companies	9	$8,665.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Derek J.V. DiGregorio
Registered Investment Companies	9	$7,199.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Aaron S. Dunn(2)
Registered Investment Companies	6	$6,778.4	0	$0
Other Pooled Investment Vehicles	2	$96.3	0	$0
Other Accounts	23	$2,096.9	0	$0
Christopher Dyer(1)
Registered Investment Companies	9	$8,430.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$4.5	0	$0
Bradley T. Galko(2)
Registered Investment Companies	6	$6,778.4	0	$0
Other Pooled Investment Vehicles	2	$96.3	0	$0
Other Accounts	23	$2,096.9	0	$0
Michael D. McLean
Registered Investment Companies	6	$3,578.9	0	$0
Other Pooled Investment Vehicles	1	$34.9	0	$0
Other Accounts	5	$261.5	1	$166.6
J. Griffith Noble
Registered Investment Companies	6	$3,578.9	0	$0
Other Pooled Investment Vehicles	1	$34.9	0	$0
Other Accounts	5	$261.5	1	$166.6

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Douglas R. Rogers
Registered Investment Companies	6	$3,122.5	0	$0
Other Pooled Investment Vehicles	1	$29.4(3)	0	$0
Other Accounts	6	$77.4	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. The assets managed may include assets advised on a nondiscretionary or model basis.
(3)	Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets in a registered investment company in the Eaton Vance family of funds and/or in a separate pooled investment vehicle sponsored by Eaton Vance which may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2021 and in the Eaton Vance family of funds as of December 31, 2021. Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Equity Asset Allocation Fund
John H. Croft	$1 - $10,000	$500,001 - $1,000,000
Douglas R. Rogers	$100,001 - $500,000	Over $1,000,000
Tax-Managed Global Dividend Income Fund
John H. Croft	None	$500,001 - $1,000,000
Christopher Dyer	None	$1 - $10,000
Derek J.V. DiGregorio	None	$100,001 - $500,000
Tax-Managed Multi-Cap Growth Fund
Douglas R. Rogers	$100,001 - $500,000	Over $1,000,000
Tax-Managed Small-Cap Fund
Michael D. McLean	$10,001 - $50,000	$500,001 - $1,000,000
J. Griffith Noble	$1 - $10,000	$500,001 - $1,000,000
Tax-Managed Value Fund
Aaron S. Dunn	None	Over $1,000,000
Bradley T. Galko	None	Over $1,000,000

September 30, 2022